UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2011

Date of reporting period:  November 30, 2010

Item 1. Schedule of Investments.

Bright Rock Mid Cap Growth Fund
Schedule of Investments
November 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.75%
Aerospace & Defense - 3.34%
HEICO Corp.	8,920	$469,192
Precision Castparts Corp.	2,845	392,809
		862,001
Auto Components - 1.67%
BorgWarner, Inc. (a)	7,155	431,733
Biotechnology - 6.39%
Alexion Pharmaceuticals, Inc. (a)	7,905	604,337
Onyx Pharmaceuticals, Inc. (a)	17,155	505,215
United Therapeutics Corp. (a)	8,595	540,883
		1,650,435
Capital Markets - 4.46%
Lazard Ltd.	10,835	388,001
Lpl Invt Hldgs, Inc. (a)	9,915	336,119
Raymond James Financial, Inc.	14,880	426,758
		1,150,878
Commercial Banks - 1.47%
FirstMerit Corp.	21,730	378,645
Communications Equipment - 1.67%
Juniper Networks, Inc. (a)	12,655	430,523
Distributors - 1.44%
LKQ Corp. (a)	17,190	370,874
Diversified Consumer Services - 1.51%
DeVry, Inc.	9,095	390,539
Diversified Financial Services - 1.53%
IntercontinentalExchange, Inc. (a)	3,510	395,577
Electrical Equipment - 1.67%
GrafTech International Ltd. (a)	22,000	431,200
Electronic Equipment, Instruments & Components - 1.59%
Dolby Laboratories, Inc. (a)	6,475	409,803
Energy Equipment & Services - 3.43%
National Oilwell Varco, Inc.	7,500	459,675
Superior Energy Services, Inc. (a)	12,730	425,055
		884,730
Food Products - 1.90%
Green Mountain Coffee Roasters, Inc. (a)	13,240	490,939
Health Care Equipment & Supplies - 5.77%
Alere, Inc. (a)	16,920	539,917
NuVasive, Inc. (a)	11,640	271,910
ResMed, Inc. (a)	10,750	343,463
Thoratec Corp. (a)	13,125	334,097
		1,489,387
Health Care Technology - 1.60%
Cerner Corp. (a)	4,700	412,942
Hotels, Restaurants & Leisure - 1.79%
Wynn Resorts Ltd.	4,565	461,522
Household Durables - 1.22%
NVR, Inc. (a)	510	316,190
Internet & Catalog Retail - 1.37%
priceline.com, Inc. (a)	900	354,645
Internet Software & Services - 3.32%
GSI Commerce, Inc. (a)	16,450	392,332
VistaPrint NV (a)	11,543	465,414
		857,746
IT Services - 1.73%
Alliance Data Systems Corp. (a)	7,085	446,922
Life Sciences Tools & Services - 1.75%
Illumina, Inc. (a)	7,500	450,900
Machinery - 2.10%
Bucyrus International, Inc.	6,085	542,539
Media - 1.53%
Discovery Communications, Inc. (a)	9,655	393,731
Metals & Mining - 4.75%
Allegheny Technologies, Inc.	7,985	412,824
Cliffs Natural Resources, Inc.	6,475	442,502
Steel Dynamics, Inc.	23,280	371,083
		1,226,409
Oil, Gas & Consumable Fuels - 5.16%
InterOil Corp. (a)	7,720	586,180
Newfield Exploration Co. (a)	6,400	427,712
Range Resources Corp.	7,585	318,494
		1,332,386
Personal Products - 1.59%
Herbalife Ltd.	6,000	411,780
Pharmaceuticals - 1.49%
Shire PLC - ADR	5,475	385,112
Real Estate Management & Development - 1.61%
Jones Lang LaSalle, Inc.	5,200	415,064
Road & Rail - 1.74%
JB Hunt Transport Services, Inc.	12,340	450,410
Semiconductors & Semiconductor Equipment - 14.99%
Altera Corp.	16,245	570,037
Cree, Inc. (a)	7,470	486,895
Marvell Technology Group Ltd. (a)	25,280	487,651
Netlogic Microsystems, Inc. (a)	13,215	412,308
Novellus Systems, Inc. (a)	13,210	398,281
NVIDIA Corp. (a)	38,900	529,040
Skyworks Solutions, Inc. (a)	18,350	467,007
Veeco Instruments, Inc. (a)	11,825	520,064
		3,871,283
Software - 3.67%
Concur Technologies, Inc. (a)	6,820	349,252
Rovi Corp. (a)	10,825	597,215
		946,467
Specialty Retail - 8.50%
AutoNation, Inc. (a)	18,270	477,395
CarMax, Inc. (a)	14,875	489,387
GameStop Corp. (a)	15,730	313,342
Guess?, Inc.	11,115	525,184
Urban Outfitters, Inc. (a)	10,325	390,182
		2,195,490
TOTAL COMMON STOCKS (Cost $22,048,084)		25,238,802
	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 1.99%
Money Market Funds - 1.99%
Fidelity Institutional Money Market Portfolio (b)	$513,924	513,924
TOTAL SHORT TERM INVESTMENTS (Cost $513,924)		513,924
Total Investments (Cost $22,562,008) - 99.74%		25,752,726
Other Assets in Excess of Liabilities - 0.26%		67,180
TOTAL NET ASSETS - 100.00%		$25,819,906

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Variable rate security.

The cost basis of investments for federal income tax purposes at November 30, 2010 was as follows*:

Cost of investments	$22,562,008
Gross unrealized appreciation	4,079,380
Gross unrealized depreciation	(888,662)
Net unrealized appreciation	$3,190,718

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund's first annual report, which will be dated February 28, 2011.

Summary of Fair Value Exposure at November 30, 2010

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2010, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stock	$25,238,802	$-	$-	$25,238,802
Total Equity	$25,238,802	$-	$-	$25,238,802

Short-Term Investments	513,924	-	-	513,924

Total Investments in Securities	$25,752,726	$-	$-	$25,752,726

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2010.

Bright Rock Quality Large Cap Fund
Schedule of Investments
November 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.89%
Aerospace & Defense - 5.16%
Lockheed Martin Corp.	26,000	$1,769,040
United Technologies Corp.	24,000	1,806,480
		3,575,520
Beverages - 2.66%
PepsiCo, Inc.	28,500	1,841,955
Capital Markets - 2.10%
T. Price Rowe Group, Inc.	25,000	1,458,250
Chemicals - 5.03%
Albemarle Corp.	12,500	676,125
Ecolab, Inc.	28,000	1,338,680
Praxair, Inc.	16,000	1,472,800
		3,487,605
Commercial Banks - 2.51%
Wells Fargo & Co.	64,000	1,741,440
Communications Equipment - 1.58%
Cisco Systems, Inc. (a)	57,000	1,092,120
Computers & Peripherals - 4.55%
EMC Corp. (a)	63,000	1,353,870
Hewlett-Packard Co.	43,000	1,802,990
		3,156,860
Containers & Packaging - 4.82%
Bemis, Inc.	43,000	1,351,060
Greif, Inc.	34,000	1,986,960
		3,338,020
Diversified Financial Services - 2.08%
Jpmorgan Chase & Co.	38,500	1,439,130
Diversified Telecommunication Services - 5.56%
AT&T, Inc.	84,500	2,348,255
CenturyLink, Inc.	35,000	1,504,650
		3,852,905
Electric Utilities - 3.76%
Exelon Corp.	15,500	610,235
Southern Co.	53,000	1,999,160
		2,609,395
Energy Equipment & Services - 2.30%
National Oilwell Varco, Inc.	26,000	1,593,540
Food & Staples Retailing - 4.43%
CVS Caremark Corp.	52,000	1,612,000
Wal-Mart Stores, Inc.	27,000	1,460,430
		3,072,430
Gas Utilities - 1.87%
Questar Corp.	78,000	1,295,580
Health Care Equipment & Supplies - 3.86%
Becton Dickinson & Co.	13,000	1,013,090
Medtronic, Inc.	49,500	1,659,735
		2,672,825
Hotels, Restaurants & Leisure - 4.55%
McDonald's Corp.	23,500	1,840,050
Starbucks Corp.	43,000	1,315,800
		3,155,850
Household Products - 2.69%
Procter & Gamble Co.	30,500	1,862,635
Industrial Conglomerates - 4.57%
General Electric Co.	200,000	3,166,000
Insurance - 2.97%
Aflac, Inc.	40,000	2,060,000
Media - 3.37%
Time Warner Cable, Inc.	38,000	2,338,520
Multiline Retail - 3.45%
Target Corp.	42,000	2,391,480
Multi-Utilities - 2.00%
Wisconsin Energy Corp.	23,000	1,385,060
Oil, Gas & Consumable Fuels - 7.61%
Apache Corp.	15,500	1,668,420
Chevron Corp.	35,500	2,874,435
Exxon Mobil Corp.	10,500	730,380
		5,273,235
Pharmaceuticals - 5.79%
Abbott Laboratories	55,000	2,558,050
Allergan, Inc.	22,000	1,457,940
		4,015,990
Semiconductors & Semiconductor Equipment - 3.81%
Intel Corp.	125,000	2,640,000
Specialty Retail - 1.87%
Home Depot, Inc.	43,000	1,299,030
Water Utilities - 1.99%
Aqua America, Inc.	64,000	1,379,200
Wireless Telecommunication Services - 0.95%
American Tower Corp. (a)	13,000	657,410
TOTAL COMMON STOCKS (Cost $64,151,882)		67,851,985
	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 1.40%
Money Market Funds - 1.40%
Fidelity Institutional Money Market Portfolio (b)	$971,022	971,022
TOTAL SHORT TERM INVESTMENTS (Cost $971,022)		971,022
Total Investments (Cost $65,122,904) - 99.29%		68,823,007
Other Assets in Excess of Liabilities - 0.71%		490,636
TOTAL NET ASSETS - 100.00%		$69,313,643

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Variable rate security.

The cost basis of investments for federal income tax purposes at November 30, 2010 was as follows*:

Cost of investments	$65,122,904
Gross unrealized appreciation	5,105,829
Gross unrealized depreciation	(1,405,726)
Net unrealized appreciation	$3,700,103

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund's first annual report, which will be dated February 28, 2011.

Summary of Fair Value Exposure at November 30, 2010

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2010, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stock	$67,851,985	$-	$-	$67,851,985
Total Equity	67,851,985	-	-	67,851,985

Short-Term Investments	971,022	-	-	971,022
Total Investments in Securities	$68,823,007	$-	$-	$68,823,007

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2010.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By   /s/ Joseph Neuberger
              Joseph Neuberger, President

Date   1/24/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Joseph Neuberger
               Joseph Neuberger, President

Date   1/24/11

By  /s/ John Buckel
             John Buckel, Treasurer

Date  1/24/11